UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Multi-Manager Select Retirement Allocation Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 98.8%
Funds and Investment Trusts - 98.8% (a)
AB All Market Real Return Portfolio-Class Z	31,458	$253,238
AB Bond Inflation Strategy Portfolio-Class Z	46,688	500,492
AB Concentrated Growth Portfolio-Class Z	3,053	80,851
AB Global Bond Fund, Inc.-Class Z	19,811	165,816
AB Global Real Estate Investment Fund II-Class I	30,972	332,325
AB Growth and Income Fund, Inc.-Class Z	59,767	324,535
AB High Income Fund, Inc.-Class Z	42,278	354,287
AB Intermediate Bond Portfolio-Class Z	45,234	502,999
AB Unconstrained Bond Fund, Inc.-Class Z	29,598	249,219
AQR International Defensive Style-Class R6	19,501	226,595
AQR Large Cap Defensive Style Fund-Class R6	21,885	329,811
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	6,416	41,059
Franklin Growth Fund-Class R6	1,101	81,346
Franklin Low Duration Total Return Fund-Class R6	93,162	916,718
iShares Core S&P 500 ETF	787	163,200
MFS Institutional International Equity Fund	4,036	82,089
MFS Total Return Bond Fund-Class R5	54,206	584,879
MFS Value Fund-Class R5	2,308	78,993
T. Rowe Price Dividend Growth Fund, Inc.	6,960	246,369
T. Rowe Price Emerging Markets Stock Fund	1,914	58,140
T. Rowe Price Inflation Protected Bond Fund, Inc.	49,128	588,554
T. Rowe Price Institutional Long Duration Credit Fund	23,884	250,308
T. Rowe Price International Funds-International Discovery Fund	1,542	82,253
T.Rowe Price Small Cap Value Fund-Class I	2,187	82,935
Templeton Global Bond Fund-Class R6	30,465	347,298
Vanguard FTSE Emerging Markets ETF	1,557	54,386
Vanguard Short-Term Bond ETF	12,146	979,089
Vanguard Total Bond Market ETF	3,622	300,517

Total Investment Companies (cost $8,207,917)		8,258,301

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $103,300)	103,300	103,300

Total Investments - 100.0% (cost $8,311,217) (d)		8,361,601
Other assets less liabilities - 0.0%		(1,951)

Net Assets - 100.0%		$8,359,650

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,168 and gross unrealized depreciation of investments was $(44,784), resulting in net unrealized appreciation of $50,384.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select Retirement Allocation Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$8,258,301	$	– 0	–	$	– 0	–	$8,258,301
Short-Term Investments	103,300		– 0	–		– 0	–	103,300

Total (a)	$8,361,601	$	– 0	–	$	– 0	–	$8,361,601

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value April 30, 2016 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$50	$326	$119	$(22)	$18	$253	$7	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	86	567	165	(3)	15	500	5	– 0	–
AB Concentrated Growth Portfolio-Class Z	34	102	46	(2)	(7)	81	– 0	–*	3
AB Fixed Income Shares, Inc.-Government STIF Portfolio	5	8,184	8,085	– 0	–	(1)	103	– 0	–*	– 0	–
AB Global Bond Fund, Inc.-Class Z	34	198	66	(1)	1	166	4	– 0	–
AB Global Real Estate Investment Fund II-Class I	34	387	92	(5)	8	332	8	– 0	–
AB Growth and Income Fund, Inc.-Class Z	69	398	121	(9)	(12)	325	6	13
AB High Income Fund, Inc.-Class Z	69	678	369	(26)	2	354	10	– 0	–
AB Intermediate Bond Portfolio-Class Z	129	809	436	(5)	6	503	11	– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	51	293	91	(3)	(1)	249	4	– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2010 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.5%
Funds and Investment Trusts - 99.5% (a)
AB All Market Growth Portfolio-Class Z (b)	17,274	$148,560
AB All Market Real Return Portfolio-Class Z	54,367	437,651
AB Bond Inflation Strategy Portfolio-Class Z	94,254	1,010,406
AB Global Bond Fund, Inc.-Class Z	68,639	574,509
AB Global Real Estate Investment Fund II-Class I	53,422	573,223
AB Growth and Income Fund, Inc.-Class Z	103,233	560,553
AB High Income Fund, Inc.-Class Z	90,468	758,118
AB Intermediate Bond Portfolio-Class Z	38,818	431,662
AB Unconstrained Bond Fund, Inc.-Class Z	34,143	287,483
AQR International Defensive Style-Class R6	34,535	401,296
AQR Large Cap Defensive Style Fund-Class R6	37,756	568,982
AQR Long-Short Equity Fund-Class R6	11,944	147,025
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	11,489	73,528
AQR Style Premia Alternative Fund-Class R6	42,867	435,099
Franklin Growth Fund-Class R6	3,813	281,655
Franklin Low Duration Total Return Fund-Class R6	58,186	572,550
iShares Core S&P 500 ETF	5,446	1,129,337
MFS Institutional International Equity Fund	7,160	145,633
MFS Total Return Bond Fund-Class R5	119,605	1,290,537
MFS Value Fund-Class R5	4,340	148,519
T. Rowe Price Dividend Growth Fund, Inc.	16,030	567,461
T. Rowe Price Emerging Markets Stock Fund	10,346	314,212
T. Rowe Price Inflation Protected Bond Fund, Inc.	72,279	865,900
T. Rowe Price Institutional Long Duration Credit Fund	27,549	288,718
T. Rowe Price International Funds-International Discovery Fund	2,774	147,965
T.Rowe Price Small Cap Value Fund-Class I	3,757	142,472
Templeton Global Bond Fund-Class R6	52,743	601,270
Vanguard FTSE Emerging Markets ETF	5,078	177,375
Vanguard Short-Term Bond ETF	5,316	428,523
Vanguard Total Bond Market ETF	9,262	768,468

Total Investment Companies (cost $14,127,544)		14,278,690

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $57,277)	57,277	57,277

Total Investments - 99.9% (cost $14,184,821) (d)		14,335,967
Other assets less liabilities - 0.1%		7,350

Net Assets - 100.0%		$14,343,317

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $208,897 and gross unrealized depreciation of investments was $(57,751), resulting in net unrealized appreciation of $151,146.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2010 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$14,278,690	$	– 0	–	$	– 0	–	$14,278,690
Short-Term Investments	57,277		– 0	–		– 0	–	57,277

Total (a)	$14,335,967	$	– 0	–	$	– 0	–	$14,335,967

(a)	There were no transfers between any levels during the reporting period.

The Fund recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

										Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value April 30, 2016 (000)		Income (000)			Realized Gains (000)
AB All Market Growth Portfolio-Class Z	$15	$172	$42	$(2)		$6		$149		$	– 0	–	$	– 0	–
AB All Market Real Return Portfolio-Class Z	64	704	328	(27)		25		438			14			– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	95	1,240	359	3		31		1,010			8			– 0	–
AB Concentrated Growth Portfolio-Class Z	33	170	192	(9)		(2)		– 0	–		– 0	–*		4
AB Fixed Income Shares, Inc.-Government STIF Portfolio	3	16,163	16,107	– 0	–	(2)		57			1			– 0	–
AB Global Bond Fund, Inc.-Class Z	32	713	173	– 0	–*	3		575			11			– 0	–
AB Global Real Estate Investment Fund II-Class I	32	703	177	1		14		573			13			– 0	–
AB Growth and Income Fund, Inc.-Class Z	65	706	186	(8)		(16)		561			9			20
AB High Income Fund, Inc.-Class Z	95	1,396	705	(39)		11		758			22			– 0	–
AB Intermediate Bond Portfolio-Class Z	59	881	513	– 0	–*	5		432			10			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	33	342	86	(2)		– 0	–*	287			4			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2015 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.8%
Funds and Investment Trusts - 99.8% (a)
AB All Market Growth Portfolio-Class Z (b)	51,604	$443,798
AB All Market Real Return Portfolio-Class Z	172,407	1,387,875
AB Bond Inflation Strategy Portfolio-Class Z	255,861	2,742,828
AB Discovery Value Fund-Class Z	23,413	437,597
AB Global Bond Fund, Inc.-Class Z	217,136	1,817,431
AB Global Real Estate Investment Fund II-Class I	169,746	1,821,374
AB Growth and Income Fund, Inc.-Class Z	245,672	1,333,996
AB High Income Fund, Inc.-Class Z	392,854	3,292,117
AB Intermediate Bond Portfolio-Class Z	81,355	904,671
AB Unconstrained Bond Fund, Inc.-Class Z	108,137	910,515
AQR International Defensive Style-Class R6	149,633	1,738,736
AQR Large Cap Defensive Style Fund-Class R6	119,951	1,807,655
AQR Long-Short Equity Fund-Class R6	72,711	895,076
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	55,472	355,019
AQR Style Premia Alternative Fund-Class R6	135,072	1,370,980
Franklin Growth Fund-Class R6	12,069	891,541
Franklin Low Duration Total Return Fund-Class R6	44,125	434,188
iShares Core S&P 500 ETF	23,569	4,887,504
MFS Institutional International Equity Fund	42,860	871,765
MFS Total Return Bond Fund-Class R5	210,443	2,270,682
MFS Value Fund-Class R5	26,167	895,442
T. Rowe Price Dividend Growth Fund, Inc.	50,854	1,800,236
T. Rowe Price Emerging Markets Stock Fund	47,400	1,439,523
T. Rowe Price Inflation Protected Bond Fund, Inc.	266,852	3,196,886
T. Rowe Price Institutional Long Duration Credit Fund	87,259	914,478
T. Rowe Price International Funds-International Discovery Fund	8,168	435,582
T.Rowe Price Small Cap Value Fund-Class I	11,548	437,887
Templeton Global Bond Fund-Class R6	165,755	1,889,609
Vanguard FTSE Developed Markets ETF	10,972	402,782
Vanguard FTSE Emerging Markets ETF	15,321	535,163
Vanguard Total Bond Market ETF	27,907	2,315,444

Total Investment Companies (cost $44,514,824)		44,878,380

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $78,967)	78,967	78,967

Total Investments - 100.0% (cost $44,593,791) (d)		44,957,347
Other assets less liabilities - 0.0%		(6,722)

Net Assets - 100.0%		$44,950,625

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $600,682 and gross unrealized depreciation of investments was $(237,126), resulting in net unrealized appreciation of $363,556.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2015 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$44,878,380	$	– 0	–	$	– 0	–	$44,878,380
Short-Term Investments	78,967		– 0	–		– 0	–	78,967

Total (a)	$44,957,347	$	– 0	–	$	– 0	–	$44,957,347

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value April 30, 2016 (000)		Income (000)			Realized Gains (000)
AB All Market Growth Portfolio-Class Z	$56		$405	$26	$(4)		$13		$444		$	– 0	–	$	– 0	–
AB All Market Real Return Portfolio-Class Z	172		1,393	198	(28)		49		1,388			29			– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	286		2,588	206	(5)		80		2,743			20			– 0	–
AB Concentrated Growth Portfolio-Class Z	111		559	644	(25)		(1)		– 0	–*		– 0	–		12
AB Discovery Value Fund-Class Z	– 0	–	432	– 0 –	– 0	–	6		438			– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government STIF Portfolio	31		37,592	37,544	– 0	–	– 0	–	79			2			– 0	–
AB Global Bond Fund, Inc.-Class Z	213		1,725	128	(2)		9		1,817			39			– 0	–
AB Global Real Estate Investment Fund II-Class I	163		1,769	165	(7)		61		1,821			51			– 0	–
AB Growth and Income Fund, Inc.-Class Z	223		1,674	505	(21)		(37)		1,334			25			56
AB High Income Fund, Inc.-Class Z	337		4,083	1,039	(93)		4		3,292			77			– 0	–
AB Intermediate Bond Portfolio-Class Z	146		1,845	1,091	(1)		6		905			21			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	112		837	33	(1)		(4)		911			13			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2020 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB All Market Growth Portfolio-Class Z (b)	98,209		$844,593
AB All Market Real Return Portfolio-Class Z	321,881		2,591,144
AB Bond Inflation Strategy Portfolio-Class Z	318,464		3,413,936
AB Discovery Value Fund-Class Z	45,381		848,161
AB Global Bond Fund, Inc.-Class Z	202,691		1,696,522
AB Global Real Estate Investment Fund II-Class I	316,919		3,400,545
AB Growth and Income Fund, Inc.-Class Z	917,322		4,981,060
AB High Income Fund, Inc.-Class Z	943,062		7,902,863
AB Intermediate Bond Portfolio-Class Z	153,027		1,701,658
AB Unconstrained Bond Fund, Inc.-Class Z	100,947		849,971
AQR International Defensive Style-Class R6	269,672		3,133,588
AQR Large Cap Defensive Style Fund-Class R6	223,947		3,374,885
AQR Long-Short Equity Fund-Class R6	203,628		2,506,661
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	99,997		639,982
AQR Style Premia Alternative Fund-Class R6	252,190		2,559,729
Franklin Growth Fund-Class R6	33,801		2,496,843
Franklin Low Duration Total Return Fund-Class R6	0	*	0	^
iShares Core S&P 500 ETF	44,276		9,181,514
MFS Institutional International Equity Fund	122,100		2,483,513
MFS Total Return Bond Fund-Class R5	314,320		3,391,514
MFS Value Fund-Class R5	49,349		1,688,737
T. Rowe Price Dividend Growth Fund, Inc.	94,944		3,361,005
T. Rowe Price Emerging Markets Stock Fund	88,497		2,687,660
T. Rowe Price Inflation Protected Bond Fund, Inc.	284,696		3,410,656
T. Rowe Price Institutional Long Duration Credit Fund	162,913		1,707,332
T. Rowe Price International Funds-International Discovery Fund	31,547		1,682,381
T.Rowe Price Small Cap Value Fund-Class I	22,375		848,466
Templeton Global Bond Fund-Class R6	385,269		4,392,071
Vanguard FTSE Developed Markets ETF	43,207		1,586,129
Vanguard FTSE Emerging Markets ETF	28,866		1,008,289
Vanguard Total Bond Market ETF	41,887		3,475,364

Total Investment Companies (cost $83,605,728)			83,846,772

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $561,261)	561,261		561,261

Total Investments - 100.0% (cost $84,166,989) (d)			84,408,033
Other assets less liabilities - 0.0%			(36,226)

Net Assets - 100.0%			$84,371,807

*	Amount less than 0.5 shares.
^	Less than $0.50.

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $882,806 and gross unrealized depreciation of investments was $(641,762), resulting in net unrealized appreciation of $241,044.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2020 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$83,846,772	$	– 0	–	$	– 0	–	$83,846,772
Short-Term Investments	561,261		– 0	–		– 0	–	561,261

Total (a)	$84,408,033	$	– 0	–	$	– 0	–	$84,408,033

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

									Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value April 30, 2016 (000)		Income (000)			Realized Gains (000)
AB All Market Growth Portfolio-Class Z	$168	$867	$201	$(13)		$24	$845		$	– 0	–	$	– 0	–
AB All Market Real Return Portfolio-Class Z	263	2,456	169	(33)		74	2,591			53			– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	203	3,257	135	(3)		92	3,414			20			– 0	–
AB Concentrated Growth Portfolio-Class Z	177	918	1,040	(50)		(5)	– 0	–		– 0	–*		21
AB Discovery Value Fund-Class Z	80	809	3	– 0	–*	(38)	848			3			44
AB Fixed Income Shares, Inc.-Government STIF Portfolio	74	53,188	52,702	– 0	–	1	561			4			– 0	–
AB Global Bond Fund, Inc.-Class Z	355	3,077	1,743	– 0	–*	8	1,697			64			– 0	–
AB Global Real Estate Investment Fund II-Class I	267	3,160	115	– 0	–*	89	3,401			88			– 0	–
AB Growth and Income Fund, Inc.-Class Z	432	4,745	56	(2)		(138)	4,981			53			119
AB High Income Fund, Inc.-Class Z	613	8,293	888	(106)		(9)	7,903			164			– 0	–
AB Intermediate Bond Portfolio-Class Z	142	3,353	1,808	3		12	1,702			27			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	177	1,466	777	(15)		(1)	850			19			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2025 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB All Market Growth Portfolio-Class Z (b)	263,172	$2,263,278
AB All Market Real Return Portfolio-Class Z	283,122	2,279,132
AB Bond Inflation Strategy Portfolio-Class Z	106,677	1,143,580
AB Concentrated Growth Portfolio-Class Z	81,338	2,153,830
AB Discovery Growth Fund, Inc.-Class Z (b)	130,204	1,100,227
AB Discovery Value Fund-Class Z	58,146	1,086,743
AB Global Bond Fund, Inc.-Class Z	135,798	1,136,627
AB Global Real Estate Investment Fund II-Class I	530,802	5,695,506
AB Growth and Income Fund, Inc.-Class Z	1,638,848	8,898,943
AB High Income Fund, Inc.-Class Z	1,400,567	11,736,752
AQR International Defensive Style-Class R6	374,458	4,351,206
AQR Large Cap Defensive Style Fund-Class R6	300,074	4,522,121
AQR Long-Short Equity Fund-Class R6	272,836	3,358,604
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	181,604	1,162,267
AQR Style Premia Alternative Fund-Class R6	337,912	3,429,803
Franklin Growth Fund-Class R6	60,383	4,460,502
iShares Core S&P 500 ETF	53,932	11,183,879
MFS Institutional International Equity Fund	218,107	4,436,287
MFS Total Return Bond Fund-Class R5	105,290	1,136,073
MFS Value Fund-Class R5	99,191	3,394,323
T. Rowe Price Dividend Growth Fund, Inc.	127,215	4,503,414
T. Rowe Price Emerging Markets Stock Fund	118,567	3,600,887
T. Rowe Price Inflation Protected Bond Fund, Inc.	286,096	3,427,428
T. Rowe Price Institutional Long Duration Credit Fund	218,287	2,287,646
T. Rowe Price International Funds-International Discovery Fund	42,267	2,254,113
T. Rowe Price Small Cap Value Fund-Class I	29,985	1,137,014
Templeton Global Bond Fund-Class R6	516,263	5,885,402
Vanguard FTSE Developed Markets ETF	88,435	3,246,449
Vanguard FTSE Emerging Markets ETF	37,783	1,319,760
Vanguard Total Bond Market ETF	66,392	5,508,544

Total Investment Companies (cost $111,818,426)		112,100,340

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $632,024)	632,024	632,024

Total Investments - 99.9% (cost $112,450,450) (d)		112,732,364
Other assets less liabilities - 0.1%		68,866

Net Assets - 100.0%		$112,801,230

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,329,712 and gross unrealized depreciation of investments was $(1,047,798), resulting in net unrealized appreciation of $281,914.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2025 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$112,100,340	$	– 0	–	$	– 0	–	$112,100,340
Short-Term Investments	632,024		– 0	–		– 0	–	632,024

Total (a)	$112,732,364	$	– 0	–	$	– 0	–	$112,732,364

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

										Distributions
Affiliated Issuer	Market Value October 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value April 30, 2016 (000)		Income (000)			Realized Gains (000)
AB All Market Growth Portfolio-Class Z	$248	$1,977	$6	$(1)		$45		$2,263		$	– 0	–	$	– 0	–
AB All Market Real Return Portfolio-Class Z	256	2,332	368	(22)		81		2,279			44			– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	25	1,165	60	– 0	–*	14		1,144			– 0	–*		– 0	–
AB Concentrated Growth Portfolio-Class Z	362	2,227	303	(6)		(126)		2,154			– 0	–*		56
AB Discovery Growth Fund, Inc.-Class Z	111	1,088	3	– 0	–*	(96)		1,100			– 0	–		52
AB Discovery Value Fund-Class Z	125	999	3	– 0	–*	(34)		1,087			3			56
AB Fixed Income Shares, Inc.-Government STIF Portfolio	51	78,361	77,780	– 0	–	– 0	–	632			6			– 0	–
AB Global Bond Fund, Inc.-Class Z	501	4,020	3,394	2		8		1,137			81			– 0	–
AB Global Real Estate Investment Fund II-Class I	373	5,194	2	– 0	–*	131		5,696			116			– 0	–
AB Growth and Income Fund, Inc.-Class Z	850	8,331	69	(2)		(211)		8,899			96			217
AB High Income Fund, Inc.-Class Z	873	12,088	1,139	(143)		58		11,737			225			– 0	–
AB Intermediate Bond Portfolio-Class Z	188	2,298	2,490	3		1		– 0	–		30			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	137	937	1,059	(15)		– 0	–*	– 0	–		11			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2030 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Growth Portfolio-Class Z (b)	182,874		$1,572,714
AB All Market Real Return Portfolio-Class Z	99,367		799,905
AB Concentrated Growth Portfolio-Class Z	57,654		1,526,672
AB Discovery Growth Fund, Inc.-Class Z (b)	90,078		761,158
AB Discovery Value Fund-Class Z	84,520		1,579,683
AB Global Bond Fund, Inc.-Class Z	94,363		789,821
AB Global Real Estate Investment Fund II-Class I	295,086		3,166,270
AB Growth and Income Fund, Inc.-Class Z	1,423,514		7,729,681
AB High Income Fund, Inc.-Class Z	972,779		8,151,889
AQR International Defensive Style-Class R6	256,799		2,984,003
AQR Large Cap Defensive Style Fund-Class R6	208,519		3,142,377
AQR Long-Short Equity Fund-Class R6	252,772		3,111,620
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	95,731		612,678
AQR Style Premia Alternative Fund-Class R6	156,527		1,588,747
Franklin Growth Fund-Class R6	41,959		3,099,530
iShares Core S&P 500 ETF	37,477		7,771,606
MFS Institutional International Equity Fund	227,335		4,623,999
MFS Total Return Bond Fund-Class R5	73,163		789,432
MFS Value Fund-Class R5	160,828		5,503,544
T. Rowe Price Dividend Growth Fund, Inc.	66,300		2,347,009
T. Rowe Price Emerging Markets Stock Fund	82,394		2,502,318
T. Rowe Price Inflation Protected Bond Fund, Inc.	64,926		777,811
T. Rowe Price Institutional Long Duration Credit Fund	0	*	0	^
T. Rowe Price International Funds-International Discovery Fund	29,372		1,566,431
T.Rowe Price Small Cap Value Fund-Class I	20,835		790,046
Templeton Global Bond Fund-Class R6	358,566		4,087,658
Vanguard FTSE Developed Markets ETF	82,562		3,030,851
Vanguard FTSE Emerging Markets ETF	26,098		911,603
Vanguard Total Bond Market ETF	29,489		2,446,702

Total Investment Companies (cost $77,846,883)			77,765,758

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $487,853)	487,853		487,853

Total Investments - 100.2% (cost $78,334,736) (d)			78,253,611
Other assets less liabilities - (0.2)%			(125,439)

Net Assets - 100.0%			$78,128,172

*	Amount less than 0.5 shares.
^	Less than $0.50.

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $764,418 and gross unrealized depreciation of investments was $(845,543), resulting in net unrealized depreciation of $(81,125).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2030 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$77,765,758	$	– 0	–	$	– 0	–	$77,765,758
Short-Term Investments	487,853		– 0	–		– 0	–	487,853

Total (a)	$78,253,611	$	– 0	–	$	– 0	–	$78,253,611

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

										Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value April 30, 2016 (000)		Income (000)			Realized Gains (000)
AB All Market Growth Portfolio-Class Z	$191	$1,364	$9	$(1)		$28		$1,573		$	– 0	–	$	– 0	–
AB All Market Real Return Portfolio-Class Z	105	998	319	(10)		26		800			16			– 0	–
AB Concentrated Growth Portfolio-Class Z	286	1,640	295	(7)		(97)		1,527			– 0	–*		40
AB Discovery Growth Fund, Inc.-Class Z	95	748	3	– 0	–*	(79)		761			– 0	–		38
AB Discovery Value Fund-Class Z	181	1,467	6	(1)		(61)		1,580			5			82
AB Fixed Income Shares, Inc.-Government STIF Portfolio	89	49,448	49,048	– 0	–	(1)		488			4			– 0	–
AB Global Bond Fund, Inc.-Class Z	382	2,790	2,386	– 0	–*	4		790			58			– 0	–
AB Global Real Estate Investment Fund II-Class I	286	2,853	58	(1)		86		3,166			83			– 0	–
AB Growth and Income Fund, Inc.-Class Z	840	7,303	199	(11)		(203)		7,730			90			201
AB High Income Fund, Inc.-Class Z	496	8,809	1,130	(117)		94		8,152			127			– 0	–
AB Intermediate Bond Portfolio-Class Z	143	1,629	1,772	– 0	–*	– 0	–*	– 0	–		22			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	95	633	717	(12)		1		– 0	–		8			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2035 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB All Market Growth Portfolio-Class Z (b)	230,227	$1,979,951
AB Concentrated Growth Portfolio-Class Z	72,584	1,922,029
AB Discovery Growth Fund, Inc.-Class Z (b)	77,717	656,709
AB Discovery Value Fund-Class Z	70,940	1,325,879
AB Global Real Estate Investment Fund II-Class I	247,670	2,657,496
AB Growth and Income Fund, Inc.-Class Z	1,433,733	7,785,169
AB High Income Fund, Inc.-Class Z	657,019	5,505,824
AQR International Defensive Style-Class R6	215,667	2,506,047
AQR Large Cap Defensive Style Fund-Class R6	175,013	2,637,444
AQR Long-Short Equity Fund-Class R6	212,154	2,611,615
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	78,747	503,980
AQR Style Premia Alternative Fund-Class R6	63,643	645,973
Franklin Growth Fund-Class R6	52,825	3,902,196
iShares Core S&P 500 ETF	28,310	5,870,645
MFS Institutional International Equity Fund	254,403	5,174,550
MFS Value Fund-Class R5	154,271	5,279,147
T. Rowe Price Dividend Growth Fund, Inc.	37,097	1,313,248
T. Rowe Price Emerging Markets Stock Fund	69,154	2,100,216
T. Rowe Price International Funds-International Discovery Fund	36,976	1,971,956
T. Rowe Price Small Cap Value Fund-Class I	17,486	663,069
Templeton Global Bond Fund-Class R6	186,205	2,122,736
Vanguard FTSE Developed Markets ETF	87,052	3,195,679
Vanguard FTSE Emerging Markets ETF	41,355	1,444,530
Vanguard Total Bond Market ETF	16,472	1,366,682

Total Investment Companies (cost $65,154,548)		65,142,770

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $423,103)	423,103	423,103

Total Investments - 100.0% (cost $65,577,651) (d)		65,565,873
Other assets less liabilities - 0.0%		(3,934)

Net Assets - 100.0%		$65,561,939

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $616,223 and gross unrealized depreciation of investments was $(628,001), resulting in net unrealized depreciation of $(11,778).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2035 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$65,142,770	$	– 0	–	$	– 0	–	$65,142,770
Short-Term Investments	423,103		– 0	–		– 0	–	423,103

Total (a)	$65,565,873	$	– 0	–	$	– 0	–	$65,565,873

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all x for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

										Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value April 30, 2016 (000)		Income (000)			Realized Gains (000)
AB All Market Growth Portfolio-Class Z	$245	$1,808	$108	$(20)		$55		$1,980		$	– 0	–	$	– 0	–
AB All Market Real Return Portfolio-Class Z	8	222	235	4		1		– 0	–		– 0	–		– 0	–
AB Concentrated Growth Portfolio-Class Z	482	2,520	923	(46)		(111)		1,922			– 0	–*		65
AB Discovery Growth Fund, Inc.-Class Z	85	777	205	(8)		8		657			– 0	–		– 0	–
AB Discovery Value Fund-Class Z	171	1,862	626	(46)		(35)		1,326			6			102
AB Fixed Income Shares, Inc.-Government STIF Portfolio	14	42,768	42,359	– 0	–	– 0	–	423			3			– 0	–
AB Global Bond Fund, Inc.-Class Z	109	647	757	1		– 0	–*	– 0	–		11			– 0	–
AB Global Real Estate Investment Fund II-Class I	178	2,464	36	(3)		54		2,657			50			– 0	–
AB Growth and Income Fund, Inc.-Class Z	1,064	8,442	1,426	(93)		(202)		7,785			113			255
AB High Income Fund, Inc.-Class Z	271	6,024	789	(79)		79		5,506			71			– 0	–
AB Intermediate Bond Portfolio-Class Z	126	1,382	1,510	1		1		– 0	–		18			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	8	6	14	– 0	–*	– 0	–*	– 0	–		– 0	–*		– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2040 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Growth Portfolio-Class Z (b)	253,157	$2,177,148
AB Concentrated Growth Portfolio-Class Z	99,764	2,641,758
AB Discovery Growth Fund, Inc.-Class Z (b)	64,089	541,553
AB Discovery Value Fund-Class Z	87,766	1,640,341
AB Global Real Estate Investment Fund II-Class I	153,182	1,643,641
AB Growth and Income Fund, Inc.-Class Z	1,477,960	8,025,322
AB High Income Fund, Inc.-Class Z	147,160	1,233,204
AQR International Defensive Style-Class R6	132,687	1,541,825
AQR Large Cap Defensive Style Fund-Class R6	72,164	1,087,504
AQR Long-Short Equity Fund-Class R6	131,229	1,615,433
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	65,276	417,768
Franklin Growth Fund-Class R6	43,564	3,218,104
iShares Core S&P 500 ETF	20,753	4,303,550
MFS Institutional International Equity Fund	262,260	5,334,362
MFS Value Fund-Class R5	159,029	5,441,988
T. Rowe Price Dividend Growth Fund, Inc.	30,595	1,083,053
T. Rowe Price Emerging Markets Stock Fund	74,853	2,273,286
T. Rowe Price International Funds-International Discovery Fund	30,495	1,626,297
T.Rowe Price Small Cap Value Fund-Class I	14,420	546,788
Templeton Global Bond Fund-Class R6	153,452	1,749,351
Vanguard FTSE Developed Markets ETF	86,422	3,172,552
Vanguard FTSE Emerging Markets ETF	34,105	1,191,288
Vanguard Total Bond Market ETF	13,827	1,147,226

Total Investment Companies (cost $54,053,656)		53,653,342

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $244,972)	244,972	244,972

Total Investments - 100.1% (cost $54,298,628) (d)		53,898,314
Other assets less liabilities - (0.1)%		(41,559)

Net Assets - 100.0%		$53,856,755

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $412,068 and gross unrealized depreciation of investments was $(812,382), resulting in net unrealized depreciation of $(400,314).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2040 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$53,653,342	$	– 0	–	$	– 0	–	$53,653,342
Short-Term Investments	244,972		– 0	–		– 0	–	244,972

Total (a)	$53,898,314	$	– 0	–	$	– 0	–	$53,898,314

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

														Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value April 30, 2016 (000)			Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$	– 0	–	$164	$163	$	– 0	–*	$(1)		$	– 0	–	$	– 0	–	$	– 0	–
AB All Market Growth Portfolio-Class Z		305		1,898	56		(11)		41			2,177			– 0	–		– 0	–
AB Concentrated Growth Portfolio-Class Z		706		2,798	647		(43)		(172)			2,642			– 0	–*		83
AB Discovery Growth Fund, Inc.-Class Z		102		605	163		(10)		8			542			– 0	–		– 0	–
AB Discovery Value Fund-Class Z		205		1,559	64		(11)		(49)			1,640			5			85
AB Fixed Income Shares, Inc.-Government STIF Portfolio		65		33,020	32,840		– 0	–	– 0	–		245			2			– 0	–
AB Global Bond Fund, Inc.-Class Z		10		4	15		– 0	–*	1			– 0	–		– 0	–		– 0	–
AB Global Real Estate Investment Fund II-Class I		204		1,442	25		(2)		25			1,644			28			– 0	–
AB Growth and Income Fund, Inc.-Class Z		1,608		7,303	567		(30)		(289)			8,025			109			245
AB High Income Fund, Inc.-Class Z		30		2,245	989		(62)		9			1,233			18			– 0	–
AB Intermediate Bond Portfolio-Class Z		152		1,126	1,278		– 0	–*	– 0	–		– 0	–		15			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2045 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.5%
Funds and Investment Trusts - 99.5% (a)
AB All Market Growth Portfolio-Class Z (b)	142,859	$1,228,585
AB Concentrated Growth Portfolio-Class Z	75,064	1,987,694
AB Discovery Value Fund-Class Z	88,050	1,645,652
AB Global Real Estate Investment Fund II-Class I	115,258	1,236,713
AB Growth and Income Fund, Inc.-Class Z	1,186,184	6,440,979
AB High Income Fund, Inc.-Class Z	94,842	794,774
AQR International Defensive Style-Class R6	32,925	382,593
AQR Large Cap Defensive Style Fund-Class R6	26,138	393,905
AQR Long-Short Equity Fund-Class R6	131,639	1,620,479
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	32,491	207,944
Franklin Growth Fund-Class R6	43,705	3,228,450
iShares Core S&P 500 ETF	13,663	2,833,296
MFS Institutional International Equity Fund	217,057	4,414,940
MFS Value Fund-Class R5	131,623	4,504,143
T. Rowe Price Dividend Growth Fund, Inc.	11,092	392,671
T. Rowe Price Emerging Markets Stock Fund	56,317	1,710,358
T. Rowe Price International Funds-International Discovery Fund	22,944	1,223,620
T. Rowe Price Small Cap Value Fund-Class I	21,706	823,069
Templeton Global Bond Fund-Class R6	68,411	779,882
Vanguard FTSE Developed Markets ETF	76,055	2,791,979
Vanguard FTSE Emerging Markets ETF	25,661	896,339
Vanguard Total Bond Market ETF	9,718	806,302

Total Investment Companies (cost $40,605,993)		40,344,367

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $249,663)	249,663	249,663

Total Investments - 100.1% (cost $40,855,656) (d)		40,594,030
Other assets less liabilities - (0.1)%		(25,614)

Net Assets - 100.0%		$40,568,416

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $326,810 and gross unrealized depreciation of investments was $(588,436), resulting in net unrealized depreciation of $(261,626).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2045 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$40,344,367	$	– 0	–	$	– 0	–	$40,344,367
Short-Term Investments	249,663		– 0	–		– 0	–	249,663

Total (a)	$40,594,030	$	– 0	–	$	– 0	–	$40,594,030

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value April 30, 2016 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$	– 0	–	$129	$130	$1	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
AB All Market Growth Portfolio-Class Z	231	1,055	77	(12)	32	1,229	– 0	–	– 0	–
AB Concentrated Growth Portfolio-Class Z	469	2,151	482	(37)	(113)	1,988	– 0	–	62
AB Discovery Growth Fund, Inc.-Class Z	77	59	129	(6)	(1)	– 0	–	– 0	–	– 0	–
AB Discovery Value Fund-Class Z	223	1,547	64	(8)	(52)	1,646	5	85
AB Fixed Income Shares, Inc.-Government STIF Portfolio	152	25,770	25,673	– 0	–	1	250	1	– 0	–
AB Global Real Estate Investment Fund II-Class I	154	1,103	42	(1)	23	1,237	21	– 0	–
AB Growth and Income Fund, Inc.-Class Z	1,230	5,749	312	(14)	(212)	6,441	81	183
AB High Income Fund, Inc.	– 0	–	1,193	372	(30)	4	795	5	– 0	–
AB Intermediate Bond Portfolio-Class Z	115	843	959	1	– 0	–*	– 0	–	11	– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2050 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.1%
Funds and Investment Trusts - 99.1% (a)
AB All Market Growth Portfolio-Class Z (b)	74,954	$644,605
AB Concentrated Growth Portfolio-Class Z	29,538	782,163
AB Discovery Value Fund-Class Z	34,638	647,394
AB Global Real Estate Investment Fund II-Class I	30,236	324,429
AB Growth and Income Fund, Inc.-Class Z	466,746	2,534,429
AB High Income Fund, Inc.-Class Z	37,436	313,715
AQR Long-Short Equity Fund-Class R6	38,853	478,282
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	12,421	79,497
Franklin Growth Fund-Class R6	19,348	1,429,205
iShares Core S&P 500 ETF	6,145	1,274,289
MFS Institutional International Equity Fund	93,181	1,895,311
MFS Value Fund-Class R5	51,789	1,772,231
T. Rowe Price Emerging Markets Stock Fund	32,716	993,595
T. Rowe Price International Funds-International Discovery Fund	9,029	481,511
T.Rowe Price Small Cap Value Fund-Class I	8,541	323,866
Templeton Global Bond Fund-Class R6	27,003	307,834
Vanguard FTSE Developed Markets ETF	34,249	1,257,281
Vanguard FTSE Emerging Markets ETF	955	33,358
Vanguard Total Bond Market ETF	3,899	323,500

Total Investment Companies (cost $16,030,724)		15,896,495

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $148,821)	148,821	148,821

Total Investments - 100.0% (cost $16,179,545) (d)		16,045,316
Other assets less liabilities - 0.0%		(7,820)

Net Assets - 100.0%		$16,037,496

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $118,345 and gross unrealized depreciation of investments was $(252,574), resulting in net unrealized depreciation of $(134,229).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2050 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$15,896,495	$	– 0	–	$	– 0	–	$15,896,495
Short-Term Investments	148,821		– 0	–		– 0	–	148,821

Total (a)	$16,045,316	$	– 0	–	$	– 0	–	$16,045,316

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

															Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value April 30, 2016 (000)			Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$	– 0	–	$45	$45	$	– 0	–*	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
AB All Market Growth Portfolio-Class Z		106		591	61		(12)			21			645			– 0	–		– 0	–
AB Concentrated Growth Portfolio-Class Z		162		754	77		(4)			(53)			782			– 0	–		20
AB Discovery Growth Fund, Inc.-Class Z		27		21	45		(2)			(1)			– 0	–		– 0	–		– 0	–
AB Discovery Value Fund-Class Z		81		620	24		(7)			(23)			647			2			33
AB Fixed Income Shares, Inc.-Government STIF Portfolio		13		10,620	10,486		– 0	–		2			149			1			– 0	–
AB Global Real Estate Investment Fund II-Class I		41		292	16		(1)			8			324			8			– 0	–
AB Growth and Income Fund, Inc.-Class Z		432		2,313	112		(14)			(85)			2,534			32			72
AB High Income Fund, Inc.		– 0	–	469	144		(12)			1			314			2			– 0	–
AB Intermediate Bond Portfolio-Class Z		30		355	385		– 0	–*		– 0	–*		– 0	–		4			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2055 Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 98.9%
Funds and Investment Trusts - 98.9% (a)
AB All Market Growth Portfolio-Class Z (b)	68,935	$592,837
AB Concentrated Growth Portfolio-Class Z	27,165	719,344
AB Discovery Value Fund-Class Z	31,847	595,214
AB Global Real Estate Investment Fund II-Class I	27,802	298,319
AB Growth and Income Fund, Inc.-Class Z	429,228	2,330,710
AB High Income Fund, Inc.-Class Z	34,389	288,177
AQR Long-Short Equity Fund-Class R6	35,741	439,976
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	11,291	72,266
Franklin Growth Fund-Class R6	17,794	1,314,412
iShares Core S&P 500 ETF	5,651	1,171,848
MFS Institutional International Equity Fund	85,708	1,743,300
MFS Value Fund-Class R5	47,622	1,629,619
T. Rowe Price Emerging Markets Stock Fund	30,093	913,926
T. Rowe Price International Funds-International Discovery Fund	8,304	442,864
T. Rowe Price Small Cap Value Fund-Class I	7,853	297,773
Templeton Global Bond Fund-Class R6	24,806	282,786
Vanguard FTSE Developed Markets ETF	31,471	1,155,300
Vanguard FTSE Emerging Markets ETF	880	30,738
Vanguard Total Bond Market ETF	3,586	297,530

Total Investment Companies (cost $14,700,410)		14,616,939

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (a)(c) (cost $125,072)	125,072	125,072

Total Investments - 99.8% (cost $14,825,482) (d)		14,742,011
Other assets less liabilities - 0.2%		31,596

Net Assets - 100.0%		$14,773,607

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,810 and gross unrealized depreciation of investments was $(191,281), resulting in net unrealized depreciation of $(83,471).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2055 Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$14,616,939	$	– 0	–	$	– 0	–	$14,616,939
Short-Term Investments	125,072		– 0	–		– 0	–	125,072

Total (a)	$14,742,011	$	– 0	–	$	– 0	–	$14,742,011

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

														Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value April 30, 2016 (000)			Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$	– 0	–	$36	$35	$	– 0	–*	$(1)		$	– 0	–	$	– 0	–	$	– 0	–
AB All Market Growth Portfolio-Class Z		108		516	37		(8)		14			593			– 0	–		– 0	–
AB Concentrated Growth Portfolio-Class Z		163		691	86		(3)		(46)			719			– 0	–		17
AB Discovery Growth Fund, Inc.-Class Z		27		9	34		(2)		– 0	–		– 0	–		– 0	–		– 0	–
AB Discovery Value Fund-Class Z		82		578	42		(10)		(13)			595			2			30
AB Fixed Income Shares, Inc.-Government STIF Portfolio		10		11,310	11,195		– 0	–	– 0	–		125			1			– 0	–
AB Global Real Estate Investment Fund II-Class I		41		278	27		(2)		8			298			7			– 0	–
AB Growth and Income Fund, Inc.-Class Z		435		2,148	166		(14)		(72)			2,331			28			62
AB High Income Fund, Inc.-Class Z		– 0	–	421	124		(10)		1			288			2			– 0	–
AB Intermediate Bond Portfolio-Class Z		27		317	344		– 0	–*	– 0	–*		– 0	–		4			– 0	–

*	Amount less than $500.

AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Information Technology - 26.2%
Communications Equipment - 2.0%
Ciena Corp. (a)	682,006	$11,478,161
Oclaro, Inc. (a)(b)	2,082,950	10,518,898

		21,997,059

Electronic Equipment, Instruments & Components - 1.0%
VeriFone Systems, Inc. (a)	380,704	10,834,836

Internet Software & Services - 2.8%
Cimpress NV (a)(b)	147,058	12,921,986
CoStar Group, Inc. (a)	61,288	12,092,735
Pandora Media, Inc. (a)(b)	518,891	5,152,588

		30,167,309

IT Services - 1.5%
EPAM Systems, Inc. (a)	146,360	10,674,035
Global Payments, Inc.	74,230	5,357,921

		16,031,956

Semiconductors & Semiconductor Equipment - 5.9%
Cavium, Inc. (a)	85,977	4,244,684
Mellanox Technologies Ltd. (a)	231,403	10,008,180
Microsemi Corp. (a)	483,090	16,323,611
Monolithic Power Systems, Inc.	171,229	10,688,114
Silicon Laboratories, Inc. (a)	231,522	10,835,230
Synaptics, Inc. (a)	158,336	11,328,941

		63,428,760

Software - 13.0%
Aspen Technology, Inc. (a)	294,513	11,200,329
Atlassian Corp. PLC-Class A (a)(b)	361,800	8,382,906
Blackbaud, Inc.	193,470	11,950,642
Fortinet, Inc. (a)	184,090	5,984,766
Guidewire Software, Inc. (a)	269,725	15,366,233
HubSpot, Inc. (a)	287,565	12,736,254
Paylocity Holding Corp. (a)(b)	296,733	11,355,972
Proofpoint, Inc. (a)(b)	196,762	11,463,354
Qlik Technologies, Inc. (a)	363,903	11,204,573
RingCentral, Inc.-Class A (a)	620,580	11,840,667
Take-Two Interactive Software, Inc. (a)	428,213	14,636,320
Ultimate Software Group, Inc. (The) (a)	70,669	13,892,819

		140,014,835

		282,474,755

Health Care - 22.3%
Biotechnology - 5.9%
Adamas Pharmaceuticals, Inc. (a)	249,376	4,209,467
Aimmune Therapeutics, Inc. (a)(b)	271,316	3,513,542
Alder Biopharmaceuticals, Inc. (a)	189,081	5,020,101

Company	Shares	U.S. $ Value
Amicus Therapeutics, Inc. (a)(b)	646,380	$4,828,459
Anacor Pharmaceuticals, Inc. (a)(b)	103,693	6,505,699
DBV Technologies SA (Sponsored ADR) (a)	102,784	3,491,572
Otonomy, Inc. (a)	230,189	3,282,495
Prothena Corp. PLC (a)(b)	125,680	5,428,119
Radius Health, Inc. (a)(b)	136,330	4,853,348
Sage Therapeutics, Inc. (a)(b)	148,753	5,606,501
Seres Therapeutics, Inc. (a)(b)	152,980	4,515,970
TESARO, Inc. (a)(b)	105,608	4,376,395
Ultragenyx Pharmaceutical, Inc. (a)	108,296	7,322,975

		62,954,643

Health Care Equipment & Supplies - 7.3%
Align Technology, Inc. (a)	222,672	16,074,692
DENTSPLY SIRONA, Inc.	232,139	13,835,484
DexCom, Inc. (a)	195,181	12,565,753
Glaukos Corp. (a)	232,788	4,385,726
K2M Group Holdings, Inc. (a)	550,470	8,950,642
Neovasc, Inc. (a)(b)	763,923	2,452,193
Nevro Corp. (a)(b)	245,255	16,493,399
Penumbra, Inc. (a)(b)	74,945	4,084,502

		78,842,391

Health Care Providers & Services - 5.8%
Acadia Healthcare Co., Inc. (a)	241,120	15,236,373
American Renal Associates Holdings, Inc. (a)	155,759	4,379,943
Amsurg Corp. (a)	233,659	18,921,706
Diplomat Pharmacy, Inc. (a)(b)	326,628	9,893,562
Premier, Inc.-Class A (a)	417,245	14,107,054

		62,538,638

Life Sciences Tools & Services - 1.1%
ICON PLC (a)	178,912	12,090,873

Pharmaceuticals - 2.2%
Aerie Pharmaceuticals, Inc. (a)(b)	236,545	3,751,604
Akorn, Inc. (a)(b)	398,568	10,143,555
GW Pharmaceuticals PLC (ADR) (a)(b)	53,810	4,359,686
Medicines Co. (The) (a)	145,057	5,162,579

		23,417,424

		239,843,969

Consumer Discretionary - 21.8%
Distributors - 1.7%
Pool Corp.	204,938	17,913,630

Diversified Consumer Services - 3.4%
2U, Inc. (a)(b)	602,523	16,888,720
Bright Horizons Family Solutions, Inc. (a)	296,705	19,469,782

		36,358,502

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 8.2%
Buffalo Wild Wings, Inc. (a)	82,764	$11,062,236
Dave & Buster’s Entertainment, Inc. (a)	352,554	13,643,840
Diamond Resorts International, Inc. (a)(b)	781,945	16,585,054
Planet Fitness, Inc. (a)(b)	810,008	12,441,723
Texas Roadhouse, Inc.-Class A	360,000	14,659,200
Vail Resorts, Inc.	71,205	9,231,016
Zoe’s Kitchen, Inc. (a)(b)	281,211	10,542,600

		88,165,669

Household Durables - 1.1%
Honest Co. (The) (a)(c)(d)	29,639	1,331,977
Tempur Sealy International, Inc. (a)	173,748	10,541,291

		11,873,268

Media - 2.1%
IMAX Corp. (a)	305,033	9,761,056
National CineMedia, Inc.	943,356	13,395,655

		23,156,711

Multiline Retail - 1.0%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	409,375	10,827,969

Specialty Retail - 4.3%
Five Below, Inc. (a)(b)	469,543	19,579,943
Lithia Motors, Inc.-Class A	168,673	14,003,233
Tile Shop Holdings, Inc. (a)(b)	723,918	12,914,697

		46,497,873

		234,793,622

Industrials - 13.0%
Aerospace & Defense - 1.5%
Hexcel Corp.	349,625	15,827,524

Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)(b)	239,954	16,940,752

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	156,713	15,969,055

Machinery - 4.7%
IDEX Corp.	187,031	15,317,839
Lincoln Electric Holdings, Inc.	205,913	12,904,568
Middleby Corp. (The) (a)	75,167	8,241,310
Nordson Corp.	39,390	3,022,395
RBC Bearings, Inc. (a)	160,609	11,772,639

		51,258,751

Marine - 1.2%
Kirby Corp. (a)	202,766	12,940,526

Road & Rail - 1.1%
Genesee & Wyoming, Inc.-Class A (a)	192,493	12,533,219

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 1.4%
H&E Equipment Services, Inc.	697,162	$14,103,587
United Rentals, Inc. (a)	10,704	716,419

		14,820,006

		140,289,833

Financials - 6.8%
Banks - 5.3%
IBERIABANK Corp.	53,612	3,162,572
PrivateBancorp, Inc.	283,758	11,807,170
Signature Bank/New York NY (a)	103,234	14,228,742
SVB Financial Group (a)	130,819	13,641,805
Western Alliance Bancorp (a)	392,503	14,357,760

		57,198,049

Capital Markets - 1.5%
Houlihan Lokey, Inc.	332,032	8,370,527
Stifel Financial Corp. (a)	236,177	7,772,585

		16,143,112

		73,341,161

Materials - 3.0%
Chemicals - 1.8%
PolyOne Corp.	536,565	19,305,609

Construction Materials - 1.2%
Summit Materials, Inc.-Class A (a)	616,903	12,893,273

		32,198,882

Energy - 2.4%
Energy Equipment & Services - 1.6%
Dril-Quip, Inc. (a)	132,954	8,618,078
Oil States International, Inc. (a)	266,698	9,238,419

		17,856,497

Oil, Gas & Consumable Fuels - 0.8%
Matador Resources Co. (a)(b)	394,915	8,510,418

		26,366,915

Consumer Staples - 1.7%
Food & Staples Retailing - 1.1%
Chefs’ Warehouse, Inc. (The) (a)	608,051	11,717,143

Food Products - 0.6%
Freshpet, Inc. (a)(b)	781,059	6,467,168

		18,184,311

Total Common Stocks (cost $920,724,532)		1,047,493,448

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 0.4%
Funds and Investment Trusts - 0.4%
iShares Russell 2000 Growth ETF (b) (cost $3,925,621)	32,400	$4,343,868

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (e)(f) (cost $24,789,554)	24,789,554	24,789,554

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $949,439,707)		1,076,626,870

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 15.3%
Investment Companies - 15.3%
AB Exchange Reserves-Class I, 0.32% (e)(f) (cost $165,548,442)	165,548,442	165,548,442

Total Investments - 115.2% (cost $1,114,988,149) (g)		1,242,175,312
Other assets less liabilities - (15.2)%		(164,093,343)

Net Assets - 100.0%		$1,078,081,969

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $183,983,361 and gross unrealized depreciation of investments was $(56,796,198), resulting in net unrealized appreciation of $127,187,163.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Small Cap Growth Portfolio

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$282,474,755		$	– 0	–	$	– 0	–	$282,474,755
Health Care	239,843,969			– 0	–		– 0	–	239,843,969
Consumer Discretionary	233,461,645			– 0	–		1,331,977		234,793,622
Industrials	140,289,833			– 0	–		– 0	–	140,289,833
Financials	73,341,161			– 0	–		– 0	–	73,341,161
Materials	32,198,882			– 0	–		– 0	–	32,198,882
Energy	26,366,915			– 0	–		– 0	–	26,366,915
Consumer Staples	18,184,311			– 0	–		– 0	–	18,184,311
Investment Companies	4,343,868			– 0	–		– 0	–	4,343,868
Short-Term Investments	24,789,554			– 0	–		– 0	–	24,789,554
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	165,548,442			– 0	–		– 0	–	165,548,442

Total Investments in Securities	1,240,843,335			– 0	–		1,331,977		1,242,175,312
Other Financial Instruments (a)	– 0	–		– 0	–		– 0	–	– 0	–

Total (b)	$1,240,843,335		$	– 0	–		$1,331,977		$1,242,175,312

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(24,155)			(24,155)
Purchases		1,356,132			1,356,132
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 4/30/16		$1,331,977			$1,331,977

Net change in unrealized appreciation/depreciation from investments held as of 4/30/16		$(24,155)			$(24,155)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value April 30, 2016 (000)	Income (000)		Realized Gains (000)
AB Fixed Income Shares, Inc.-Government STIF Portfolio	$29,298	$299,205	$303,713	$	– 0	–	$	– 0	–	$24,790	$27		$	– 0	–
AB Exchange Reserves-Class I	133,464	665,231	633,147		– 0	–		– 0	–	165,548	– 0	–		– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 24, 2016